Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended			2 Months Ended			3 Months Ended				4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended	14 Months Ended	15 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	39 Months Ended	51 Months Ended
	Aug. 31, 2025	Aug. 18, 2025	Dec. 04, 2024	Oct. 02, 2023	Aug. 23, 2021	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Jan. 31, 2025	Nov. 30, 2023	Nov. 30, 2025	Feb. 28, 2025	Dec. 31, 2023	Nov. 30, 2021	Mar. 31, 2025	Jan. 31, 2024	Apr. 30, 2025	Feb. 29, 2024	May 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Apr. 30, 2024	Jul. 31, 2025	May 31, 2024	Aug. 31, 2025	Jun. 30, 2024	Sep. 30, 2025	Jul. 31, 2024	Oct. 31, 2025	Aug. 31, 2024	Nov. 30, 2025	Nov. 30, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Nov. 30, 2022	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000214795
Account Value [Line Items]
Line Graph and Table Measure Name																																	Zacks Earnings Consistent Portfolio ETF
Accumulated Value					$ 10,000										$ 10,092																							$ 9,759												$ 10,284	$ 13,112	$ 14,459
C000253655
Account Value [Line Items]
Line Graph and Table Measure Name																																	Zacks Focus Growth ETF
Accumulated Value			$ 10,000				$ 9,837			$ 10,032			$ 9,631			$ 8,842		$ 9,111		$ 9,818		$ 10,500		$ 10,785		$ 10,960		$ 11,638		$ 12,102		$ 11,964
C000262121
Account Value [Line Items]
Line Graph and Table Measure Name																																	Zacks Quality International ETF
Accumulated Value	$ 9,936	$ 10,000				$ 10,076			$ 10,256			$ 10,340
C000245117
Account Value [Line Items]
Line Graph and Table Measure Name																																	Zacks Small/Mid Cap ETF
Accumulated Value				$ 10,000				$ 9,556			$ 10,456			$ 11,428			$ 11,328		$ 12,217		$ 12,657		$ 11,844		$ 12,281		$ 12,213		$ 12,917		$ 12,905			$ 13,277	$ 13,257	$ 14,626	$ 13,496		$ 13,939	$ 13,012	$ 12,297	$ 12,414	$ 13,207	$ 13,788	$ 14,061	$ 14,792	$ 15,170	$ 15,142	$ 15,394
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				9,607			9,911			9,721			9,154		9,092		9,668		10,160		10,383		10,624		10,990		11,226		11,257
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																																	MSCI EAFE Index
Accumulated Value	9,974	10,000				10,165			10,284			10,348
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				9,527			10,384			11,497			11,197		11,806		12,293		11,469		11,946		11,767		12,642		12,609			12,797	12,678	13,926	12,876		13,333	12,707	11,910	11,665	12,363	12,933	13,183	13,875	14,097	14,192	14,398
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000										$ 10,167																							$ 9,068												$ 10,212	$ 13,733	$ 15,600
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			$ 10,000				$ 9,803			$ 9,996			$ 9,637			$ 8,822		$ 8,973		$ 9,776		$ 10,409		$ 10,802		$ 10,922		$ 11,501		$ 11,926		$ 11,706
Bloomberg Global Developed Markets ex N. America Large-Mid USD
Account Value [Line Items]
Line Graph and Table Measure Name																																	Bloomberg Global Developed Markets ex N. America Large-Mid
Accumulated Value	$ 9,971	$ 10,000				$ 10,136			$ 10,264			$ 10,315
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000				$ 9,751			$ 10,660			$ 11,226			$ 11,350		$ 11,965		$ 12,351		$ 11,807		$ 12,365		$ 12,748		$ 12,985		$ 13,267			$ 13,542	$ 13,442	$ 14,337	$ 13,899		$ 14,337	$ 14,062	$ 13,242	$ 13,153	$ 13,987	$ 14,698	$ 15,021	$ 15,369	$ 15,899	$ 16,240	$ 16,285